UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2008
Date of reporting period: September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.
September 30, 2008 (Unaudited)
Schedule of Investments
INDIA (100% of holdings)
COMMON STOCKS (99.88% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Apparel Manufacturers	0.40%
335,383	Provogue (India), Ltd. (Preferential Shares)		$3,415,615	$4,841,684

			3,415,615	4,841,684

	Beverages — Alcoholic	1.35%
607,990	United Spirits, Ltd.		17,350,142	16,228,601

			17,350,142	16,228,601

	Beverages-Non Alcoholic	0.32%
266,216	Tata Tea, Ltd.		4,535,696	3,797,539

			4,535,696	3,797,539

	Building & Construction	1.86%
2,415,850	Hindustan Construction Co.		5,727,423	3,963,403
1,726,192	IVRCL Infrastructures and Projects, Ltd.		12,966,535	8,639,230
360,972	Kalindee Rail Nirman (Engineers), Ltd.		4,309,833	1,005,326
506,363	KEC International, Ltd.		5,794,217	3,956,888
435,339	Madhucon Projects, Ltd.		2,490,015	1,619,370
234,595	Titagarh Wagons, Ltd.		3,985,506	3,190,672

			35,273,529	22,374,889

	Cement	0.97%
211,567	Grasim Industries, Ltd.		11,146,607	7,602,267
808,040	Sagar Cements, Ltd. (Preferential Shares)		3,467,591	4,073,320

			14,614,198	11,675,587

	Chemicals	0.97%
3,992,400	Chambal Fertilizers & Chemicals, Ltd.		7,023,542	4,641,436
1,073,300	United Phosphorus, Ltd.		8,148,011	7,058,207

			15,171,553	11,699,643

	Coal	0.26%
2,429,000	Gujarat NRE Coke, Ltd.		7,223,267	3,157,467

			7,223,267	3,157,467

	Communications Services	0.22%
203,000	Tech Mahindra, Ltd.		3,569,772	2,659,553

			3,569,772	2,659,553

	Computer Software & Programming	10.55%
332,157	Everonn Systems India, Ltd. +		5,579,199	2,100,641
2,808,462	Infosys Technologies, Ltd.		51,223,491	83,572,151
223,999	KPIT Cummins Infosystems, Ltd.		435,353	165,740
382,702	Mastek, Ltd.		3,473,526	2,445,007
3,072,667	Satyam Computer Services, Ltd.		31,010,315	19,404,940
2,743,346	Tanla Solutions, Ltd.		14,223,525	9,623,470

The India Fund, Inc.
September 30, 2008 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Computer Software & Programming (continued)
1,342,350	Wipro, Ltd.		$15,853,106	$9,707,850

			121,798,515	127,019,799

	Consumer Non-Durables	5.91%
7,627,515	Hindustan Unilever, Ltd.		39,678,340	40,853,857
7,560,045	ITC, Ltd.		25,402,292	30,262,716

			65,080,632	71,116,573

	Consumer Products	0.19%
8,700	Godrej Consumer Products, Ltd.		27,032	20,192
1,828,550	Marico, Ltd.		3,059,941	2,297,124

			3,086,973	2,317,316

	Diversified Financial Services	2.97%
235,605	Edelweiss Capital, Ltd.		5,132,239	2,080,137
3,731,815	Infrastructure Development Finance Co., Ltd.		8,167,216	5,717,110
4,553,468	Power Finance Corp.		16,238,363	12,041,749
509,367	Reliance Capital, Ltd.		14,126,211	12,392,807
2,732,723	SREI Infrastructure Finance, Ltd.		7,071,395	3,517,366

			50,735,424	35,749,169

	Diversified Industries	0.28%
996,070	Elecon Engineering Co., Ltd.		1,585,334	1,853,647
69,339	NEPC India, Ltd. GDR+		3,467	13,868
602,140	Sesa Goa, Ltd.		2,475,185	1,526,985

			4,063,986	3,394,500

	Electronics & Electrical Equipment	6.34%
881,289	Bharat Heavy Electricals, Ltd.		11,938,473	29,760,979
6,882,400	Exide Industries, Ltd.		10,990,237	8,755,954
660,000	HBL Power Systems, Ltd.		2,857,900	3,473,203
527,835	Indo Tech Transformers, Ltd.		3,042,068	3,293,560
2,423,174	Jyoti Structures, Ltd.		3,371,478	4,563,606
959,974	Kei Industries, Ltd.		1,139,489	515,093
294,082	Lanco Infratech, Ltd.		2,494,893	1,136,190
2,188,600	NTPC, Ltd.		10,101,265	8,003,663
46,997	Octav Investments, Ltd. +		136,967	21,415
642,461	Punj Lloyd, Ltd.		5,042,611	3,928,773
444,531	Reliance Infastructure, Ltd.		5,979,228	7,480,312
279,287	Tata Power Company, Ltd.		6,427,905	5,388,012

			63,522,514	76,320,760

	Energy — Alternate Sources	0.14%
390,973	Webel-Sl Energy Systems, Ltd.		3,247,755	1,710,741

			3,247,755	1,710,741

	Engineering	2.38%
282,868	Jaiprakash Associates, Ltd.		1,264,952	669,150
263,318	Larsen & Toubro, Ltd.		17,579,673	13,696,292

The India Fund, Inc.
September 30, 2008 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Engineering (continued)
1,463,257	Thermax, Ltd.		$3,012,294	$12,962,591
674,450	Voltas, Ltd.		2,075,482	1,325,492

			23,932,401	28,653,525

	Finance	15.34%
279,450	Bank of Baroda		1,615,068	1,770,475
240,000	Banking Index Benchmark Exchange Traded Scheme — Bank BeES+		3,065,494	3,005,043
1,139,613	HDFC Bank, Ltd.		24,019,199	29,821,875
22,700	HDFC Bank, Ltd. ADR		1,833,263	1,928,365
1,198,998	Housing Development Finance Corp., Ltd.		24,495,932	54,662,718
2,449,291	ICICI Bank, Ltd.		32,235,728	27,893,182
692,550	Kotak Mahindra Bank, Ltd.		11,974,878	8,181,129
440,000	PSU Bank Benchmark Exchange Traded Scheme — PSU Bank BeES +		2,099,791	1,968,520
884,631	Punjab National Bank, Ltd.		9,661,534	8,953,675
4,078,140	South Indian Bank, Ltd.		6,558,369	9,008,986
1,109,258	State Bank of India		16,295,138	34,616,927
45,550	State Bank of India GDR		525,435	2,800,414

			134,379,829	184,611,309

	Finance — Other Services	0.20%
304,546	Bajaj Finserv, Ltd.		5,144,740	2,454,395

			5,144,740	2,454,395

	Financial Services	0.11%
398,119	Network 18 Media & Investment, Ltd.		902,462	1,214,744
66,353	Network 18 Media & Investment, Ltd. PCCPS+		86,356	113,025

			988,818	1,327,769

	Food	1.40%
2,063,900	Balrampur Chini Mills, Ltd. +		4,845,250	3,561,782
1,206,864	Lakshmi Energy & Foods, Ltd. +		4,953,528	6,903,524
2,934,835	Shree Renuka Sugars, Ltd.		7,180,304	6,430,204

			16,979,082	16,895,510

	Hotels & Leisure	0.68%
8,300,950	Hotel Leelaventure, Ltd.		6,312,948	5,063,818
2,172,230	Indian Hotels Co., Ltd.		6,550,944	3,117,392

			12,863,892	8,181,210

	Investment Companies	0.24%
304,546	Bajaj Holdings and Investment, Ltd.		6,002,197	2,930,035

			6,002,197	2,930,035

	Media	0.64%
1,822,998	Zee Entertainment Enterprises, Ltd.		10,103,255	7,677,824

			10,103,255	7,677,824

The India Fund, Inc.
September 30, 2008 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Metal — Diversified	0.57%
757,853	Sterlite Industries India, Ltd.		$7,657,180	$6,913,704

			7,657,180	6,913,704

	Motorcycles/Motor Scooters	0.32%
304,546	BajajAuto, Ltd.		6,002,197	3,881,965

			6,002,197	3,881,965

	Paper	0.20%
3,878,750	Ballarpur Industries Ltd		3,131,731	2,349,631

			3,131,731	2,349,631

	Petroleum Related	18.70%
2,858,200	Cairn India, Ltd. +		16,637,924	12,871,485
344,650	Gail India, Ltd.		3,154,515	2,992,617
330,539	Indian Oil Corp., Ltd.		3,167,654	2,851,440
2,185,755	Oil and Natural Gas Corp., Ltd.		31,674,370	48,194,572
3,815,573	Reliance Industries, Ltd.		54,225,511	158,127,127

			108,859,974	225,037,241

	Pharmaceuticals	5.30%
851,481	Dishman Pharmaceuticals & Chemicals, Ltd.		4,039,846	5,600,394
765,850	Dr. Reddy’s Laboratories, Ltd.		11,661,541	8,396,384
1,330,800	Glenmark Pharmaceuticals, Ltd.		15,379,445	13,946,977
724,715	Lupin, Ltd.		11,726,243	11,108,748
1,002,512	Panacea Biotec, Ltd.		8,209,179	5,145,438
376,350	Ranbaxy Laboratories, Ltd.		4,448,356	1,985,323
561,512	Sun Pharmaceutical Industries, Ltd.		11,314,058	17,550,164

			66,778,668	63,733,428

	Publishing	0.03%
600,000	Business India Publications (Preferential Shares) +		1,003,792	367,934

			1,003,792	367,934

	Retail Stores	0.02%
251,640	Brandhouse Retails, Ltd. +		404,058	207,356

			404,058	207,356

	Rubber	0.22%
314,400	Jain Irrigation Systems, Ltd.		4,745,747	2,684,768

			4,745,747	2,684,768

	Shipbuilding	0.50%
4,700,000	Pipavav Shipyard, Ltd. +		9,488,959	6,004,472

			9,488,959	6,004,472

	Steel	4.92%
858,864	Jindal Saw, Ltd.		13,035,475	10,333,250

The India Fund, Inc.
September 30, 2008 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Steel (continued)
636,685	Jindal Steel & Power, Ltd.		$3,517,878	$17,147,046
175,093	JSW Steel, Ltd.		3,993,648	1,790,262
667,800	Monnet Ispat & Energy, Ltd.		6,614,519	6,447,651
2,565,225	Steel Authority of India, Ltd.		9,882,011	6,991,351
2,570,767	Sujana Towers, Ltd.+		3,088,983	2,096,463
1,138,365	Tata Steel, Ltd.		15,742,379	10,315,941
809,450	Welspun-Gujarat Stahl Rohren, Ltd.		7,524,112	4,095,939

			63,399,005	59,217,903

	Telecommunications	9.71%
5,092,904	Bharti Airtel, Ltd.+		77,093,123	85,131,146
4,459,271	Reliance Communication, Ltd.		38,658,233	31,703,409
—++	Shyam Telecom, Ltd.+		14	1
8	Shyam Telelink, Ltd.+		0	0

			115,751,370	116,834,556

	Televisions	0.21%
628,220	Television Eighteen India, Ltd.		1,636,309	2,488,000

			1,636,309	2,488,000

	Textiles	0.68%
1,091,621	Bombay Rayon Fashions, Ltd.		5,325,859	7,011,338
1,258,200	S. Kumars Nationwide, Ltd.+		3,636,518	1,161,353

			8,962,377	8,172,691

	Transportation	0.12%
986,849	Transport Corporation of India, Ltd.		2,115,702	1,423,593

			2,115,702	1,423,593

	Vehicle Components	1.38%
1,471,125	Amtek Auto, Ltd.		6,685,101	5,180,966
10	ANG Auto, Ltd.		72	12
1,732,816	Cummins India, Ltd.		10,211,425	11,378,696

			16,896,598	16,559,674

	Vehicles	3.28%
636,751	Hero Honda Motors, Ltd.		11,771,178	11,780,537
1,437,034	Mahindra & Mahindra, Ltd.		18,459,782	15,582,020
731,403	Maruti Suzuki India, Ltd.		15,095,355	10,701,236
189,826	Tata Motors, Ltd.		3,428,242	1,391,209

			48,754,557	39,455,002

	TOTAL COMMON STOCKS		1,088,672,009	1,202,127,316

The India Fund, Inc.
September 30, 2008 (Unaudited)
Schedule of Investments (continued)
PREFERRED STOCK (0.11% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Steel	0.11%
976,761	Tata Steel (Preferential Shares)		$2,479,089	$1,344,359

	TOTAL PREFERRED STOCK		2,479,089	1,344,359

WARRANTS (0.01% of holdings)
	Computer Software & Programming	0.00%
94,902	Everonn Systems India, Ltd.		159,406	0

			159,406	0

	Financial Services	0.01%
66,353	Network 18 Media & Investment, Ltd.		116,248	36,380

			116,248	36,380

	TOTAL WARRANTS		275,654	36,380

RIGHTS (0.00% of holdings)
	Vehicles	0.00%
31,638	Tata Motors Rights For A Shs		0	26,205
31,638	Tata Motors Rights For Ord Shs		0	2,627

	TOTAL RIGHTS		0	28,832

	TOTAL INVESTMENTS	100.00%	$1,091,426,752	$1,203,536,887

Footnotes and Abbreviations

ADR — American Depository Receipt

GDR — Global Depository Receipt

+	Non-income producing

++	Less than one share

*	As of June 30, 2008, the aggregate cost for federal income tax purposes was $1,185,520,607.

Excess of value over tax cost	$420,955,890
Excess of tax cost over value	(112,577,115)

$308,378,775

Supplemental Information to the Schedule of Investments
Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements
In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund adopted SFAS 157 effective with the March 31, 2008 quarterly reporting on portfolio holdings. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of September 30, 2008, is as follows:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$1,191,623,111
Level 2 — Other Significant Observable Inputs	5,320,145
Level 3 — Significant Unobservable Inputs	6,593,631

Total	$1,203,536,887

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities
Balance, as of December 31, 2007	$10,695,081
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(4,422,666)
Net purchases (sales)	0
Net transfers in/out of Level 3	321,216

Balance, as of September 30, 2008	$6,593,631

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	November 19, 2008

By (Signature and Title)*	/s/ Joseph M. Malangoni
Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date	November 19, 2008

*   Print the name and title of each signing officer under his or her signature.